Employment Benefits - Liabilities for Defined Benefit Obligations (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [Line Items]
Present value of defined benefit obligations	¥ 6,189	¥ 6,204
Plan assets	(27)
Liabilities for post-employment benefits	6,162	6,204
Unfunded [member]
Disclosure of defined benefit plans [Line Items]
Present value of defined benefit obligations	6,089	6,204
Liabilities for post-employment benefits	6,089	¥ 6,204
Funded [member]
Disclosure of defined benefit plans [Line Items]
Present value of defined benefit obligations	100
Plan assets	(27)
Liabilities for post-employment benefits	¥ 73